25. Shareholders' equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Subscribed and paid-up capital	268,352	267,997
Capital reduction amount	R$ 1,216
Authorized to increase capital stock	400,000
Authorized share capital	R$ 5,650	R$ 6,857
Number of shares increase	354,000	1,152,000
Number of shares increase, value	R$ 9	R$ 32
Percentage of legal reserve corresponds of net income	5.00%
Business growth reserve	100.00%
Cumulative effect of exchange gains and losses	R$ 1,570	151
Governmental subsidy reserve	R$ 9		R$ 58
Minimum payment of profit percentage	25.00%
Description of management proposed dividends to be distributed	Management proposed dividends to be distributed in the amount of R$515 (R$1.9217 - one real and ninety-two cents per share),
Exercise price per share		R$ 30.55
Right to dividends adjusted net profit	25.00%
Share-based payment	R$ 23	R$ 27
Dividend declared to the non-controlling interests	R$ 143
Share Based Payment Plan-GPA [Member]
Subscribed and paid-up capital	268,352	267,997
Maximum percentage of total share issued	0.70%
Number of treasury preferred shares used upon exercised option	239,000
Preferred share market price per share	R$ 75.05
Expectation of remaining average life of the series outstanding	10 months 17 days	1 year 6 months
Weighted average fair value of options granted	R$ 58.78	R$ 56.41
Exercise price per share		R$ 30.55
Share Based Payment Plan-GPA [Member] | B6 and C6 Series [Member]
Expectation of dividends rate	0.67%
Expectation of volatility rate	32.74%
Weighted average interest rate	7.32%
Vesting requirement	The plans will be exercisable in until 6 months after the end of the vesting period
Share Based Payment Plan-GPA [Member] | B5 and C5 Series [Member]
Expectation of dividends rate	0.41%
Expectation of volatility rate	36.52%
Weighted average interest rate	9.29%
Share Based Payment Plan-GPA [Member] | B4 and C4 Series [Member]
Expectation of dividends rate	0.57%
Expectation of volatility rate	35.19%
Vesting requirement	vesting period of 18 to 36 months
Option Plan [Member]
Option vesting period	36 months
Description of option exercise period	May only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.
Exercise price per share	R$ 0.01
Description of method of settlement	the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities
Compensation Plan [Member]
Option vesting period	36 months
Description of option exercise period	May only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").
Top of range [member]
Percentage of legal reserve corresponds of net income	20.00%
Top of range [member] | Share Based Payment Plan-GPA [Member] | B4 and C4 Series [Member]
Weighted average interest rate	10.07%
Bottom of range [member] | Share Based Payment Plan-GPA [Member] | B4 and C4 Series [Member]
Weighted average interest rate	9.28%